                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
   Address:      1000 Sherbrooke West, Suite 2120
                 Montreal, QC H3A 3G4 Canada

Form 13F File Number: 28-10673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
Title:   Chief Executive Officer
Phone:   514-849-8777

Signature, Place, and Date of Signing:

/s/ Jerome Pfund, Chief Executive Officer Montreal, Quebec, Canada May 11, 2005
----------------------------------------- ------------------------ ------------
             [Signature]                        [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 73
                                        --------------------

Form 13F Information Table Value Total: $1,713,000
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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             SECTORAL ASSET MANAGEMENT INC.
     FORM 13F INFORMATION TABLE For Period Ended March 31, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------  ------ ------
ALEXION PHARM INC         COMMON           015351109    46920   2165690  SH            SOLE                   108255   0   2057435
ALKERMES INC              COMMON           01642T108    39528   3808087  SH            SOLE                     1170   0   3806917
ALLERGAN INC              COMMON           018490102     6600     95000  SH            SOLE                        0   0     95000
AMERICAN PHARMACEUTICAL   COMMON           02886P109     2846     55000  SH            SOLE                        0   0     55000
AMGEN INC                 COMMON           031162100   142160   2442198  SH            SOLE                    94120   0   2348078
AMGEN INC                 Common           031162100     2980     51200  SH    PUT     SOLE                    44900   0      6300
AMYLIN PHARM INC          COMMON           032346108    65266   3731624  SH            SOLE                   163790   0   3567834
ANADYS PHARMACEUTICAL     COMMON           03252Q408     1896    257653  SH            SOLE                   107153   0    150500
ARIAD PHARMACEUTICAL      COMMON           04033A100      759    135600  SH            SOLE                   135600   0         0
ASTRALIS LTD              WARRANT          046352100      185    600000  SH            SOLE                   600000   0         0
ASTRAZENECA               SP ADR           046353108     4458    112780  SH            SOLE                      780   0    112000
BARR PHARMACEUTICALS      COMMON           068306109     8575    175602  SH            SOLE                      310   0    175292
BIOGEN IDEC INC           COMMON           09062X103    15562    450932  SH            SOLE                        0   0    450932
BOSTON LIFE SCIENCE       WARRANT          100843705      450    180000  SH            SOLE                        0   0     60000
BRISTOL MYERS SQUIBB      COMMON           110122108     5627    221030  SH            SOLE                     1530   0    219500
CELGENE CORP              COMMON           151020104    88310   2593534  SH            SOLE                        0   0   2593534
CEPHALON INC              COMMON           156708109    37387    798350  SH            SOLE                        0   0    798350
CHIRON CORP               Common           170040109     3671    104700  SH    PUT     SOLE                    90400   0     14300
CHIRON CORP               COMMON           170040109    78015   2225190  SH            SOLE                    90890   0   2134300
CONNETICS CORP            COMMON           208192104     2858    113000  SH            SOLE                        0   0    113000
COTHERIX INC              COMMON           22163T103      975    146236  SH            SOLE                   146236   0         0
CRITICAL THERAPEUTIC      COMMON           22674T105     4715    694409  SH            SOLE                   107781   0    586628
CV THERAPEUTICS INC       COMMON           126667104    19613    963300  SH            SOLE                    70300   0    893000
CYTOKINETICS INC          COMMON           23282W100      166     25300  SH            SOLE                        0   0     25300
ELI LILLY & CO            COMMON           532457108      375      7200  SH            SOLE                        0   0      7200
ELI LILLY & CO            Common           532457108      375      7200  SH    PUT     SOLE                        0   0      7200
ENDO PHARM HLDGS INC      COMMON           29264F205    11616    515130  SH            SOLE                      830   0    514300
EON LABS INC              COMMON           29412E100     6350    210000  SH            SOLE                        0   0    210000
FIRST HORIZON PHARM       COMMON           32051K106     5250    311000  SH            SOLE                        0   0    311000
FOREST LABS INC           COMMON           345838106     4848    131200  SH            SOLE                        0   0    131200
GENENTECH INC             COMMON           368710406    38563    681210  SH            SOLE                      110   0    681100
GENZYME CORP              Common           372917104     3474     60700  SH    PUT     SOLE                    53300   0      7400
GENZYME CORP              COMMON           372917104    95909   1675555  SH            SOLE                    53300   0   1622255
GILEAD SCIENCES INC       COMMON           375558103    86805   2424720  SH            SOLE                        0   0   2424720
HUMAN GENOME SCI          COMMON           444903108    42795   4641534  SH            SOLE                   152000   0   4489534
ICOS CORP                 COMMON           449295104    52346   2330650  SH            SOLE                      450   0   2330200

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
IDENIX PHARMACEU          COMMON           45166R204    14905    750869  SH            SOLE                        0   0    750869
IMCLONE SYSTEMS INC       COMMON           45245W109    50077   1451520  SH            SOLE                        0   0   1451520
INSPIRE PHARMACEUTIC      COMMON           457733103      181     22191  SH            SOLE                        0   0     22191
INTERMUNE INC             COMMON           45884X103    49125   4465948  SH            SOLE                   212890   0   4253058
INVITROGEN CORP           COMMON           46185R100    50547    730449  SH            SOLE                        0   0    730449
IVAX CORP                 COMMON           465823102     7449    376800  SH            SOLE                        0   0    376800
K V PHARMACEUTICAL        CLASS A          482740206     4287    184800  SH            SOLE                        0   0    184800
KING PHARMACEUTICALS      COMMON           495582108     4404    530000  SH            SOLE                        0   0    530000
MEDAREX INC               COMMON           583916101    21125   2962795  SH            SOLE                        0   0   2962795
MEDICINES CO              COMMON           584688105    90311   3985470  SH            SOLE                   132465   0   3853005
MEDIMMUNE INC             COMMON           584699102    70346   2954470  SH            SOLE                      430   0   2954040
MGI PHARMA INC            Common           552880106     1188     47000  SH    PUT     SOLE                    39900   0      7100
MGI PHARMA INC            COMMON           552880106    13581    537430  SH            SOLE                   102430   0    435000
MILLENNIUM PHARMA         COMMON           599902103    35012   4158239  SH            SOLE                   182500   0   3975739
MOMENTA PHARMACEUTIC      COMMON           60877T100     5527    652517  SH            SOLE                   109430   0    543087
MYLAN LABS INC            COMMON           628530107     4076    230000  SH            SOLE                        0   0    230000
NABI BIOPHARMACEUTIC      COMMON           629519109    39209   3141746  SH            SOLE                      675   0   3141071
NEUROCRINE BIOSCIENC      COMMON           64125C109    28069    737500  SH            SOLE                        0   0    737500
NPS PHARMACEUTICALS       COMMON           62936P103    27672   2192675  SH            SOLE                        0   0   2192675
ONYX PHARMACEUTICALS      COMMON           683399109    77596   2475150  SH            SOLE                    85150   0   2390000
OSCIENT PHARMA CORP       ESCROW           68812R105      115     49258  SH            SOLE                        0   0     44214
OSCIENT PHARMA CORP       COMMON           68812R105      112     47841  SH            SOLE                        0   0     47841
PALATIN TECHNOLOGIES      WARRANT          696077304      390    166667  SH            SOLE                        0   0    166667
PALATIN TECHNOLOGIES      EX WRT           696077304      380    162469  SH            SOLE                        0   0    162469
PALATIN TECHNOLOGIES      COMMON           696077304     2840   1213857  SH            SOLE                        0   0   1213857
PFIZER INC                COMMON           717081103     5497    209250  SH            SOLE                     1250   0    208000
PHARMION CORP             COMMON           71715B409    36543   1260115  SH            SOLE                    49415   0   1210700
QLT INC                   COMMON           746927102     5761    448000  SH            SOLE                        0   0    448000
RENOVIS INC               COMMON           759885106      697     86308  SH            SOLE                    86308   0         0
SEPRACOR INC              COMMON           817315104    17861    311116  SH            SOLE                    42000   0    269116
TARO PHARM INDS LTD       ORD              M8737E108     1903     60300  SH            SOLE                        0   0     60300
TEVA PHARMACEUTICAL       ADR              881624209    14829    478500  SH            SOLE                    82500   0    396000
TRANSKARYOTIC THER        COMMON           893735100    38221   1530987  SH            SOLE                    67650   0   1463337
VERTEX PHARMACEUTICL      COMMON           92532F100    34398   3675008  SH            SOLE                   129900   0   3545108
VICURON PHARMA            COMMON           926471103    25217   1600037  SH            SOLE                        0   0   1600037
WATSON PHARMACEUTCLS      COMMON           942683103     4241    138000  SH            SOLE                        0   0    138000
XENOGEN                   COMMON           R98410R10     1080    207632  SH            SOLE                        0   0    207632
                          ======                      =======
TOTAL                         73                      1713000